Earning (loss) Per Share	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
EARNING (LOSS) PER SHARE

NOTE 4 — EARNING (LOSS) PER SHARE:

a.      Basic

As of December 31, 2022, the Company had two classes of ordinary shares, Class A ordinary shares subject to possible redemption and non-redeemable Class A ordinary shares and Class B ordinary shares.

Earnings or losses are shared pro rata (excluding the interest earned on marketable securities held in trust account) between the two classes of ordinary shares, based on the weighted average number of shares issued outstanding for the period ended December 31, 2022. Then, the interest earned on marketable securities held in trust account (being the accretion to redemption value of the Class A ordinary shares subject to possible redemption) is fully allocated to the Class A ordinary shares subject to redemption.

The calculation is as follows:

	Year ended December 31, 2022	Period from August 6, 2021 (inception) to December 31, 2021
	U.S. dollars in thousands (Except share data)
Net loss for the period	(272)	(248)
Less – interest earned on marketable securities held in trust account	(2,826)	—
Net loss excluding interest	(3,098)	(248)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	(2,388)	(57)
Accretion on Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	2,826	4,000
	438	3,943
Denominator:
Weighted average number of shares	20,000,000	1,517,241

Basic and diluted earnings per Class A ordinary share subject to possible redemption	0.02	2.60
Non-redeemable Class A and Class B ordinary shares:
Numerator:
Net loss excluding interest	(710)	(191)
Accretion	—	(4,000)
	(710)	(4,191)
Denominator:
Weighted average number of shares	5,945,715	5,102,994

Basic and diluted loss per non-redeemable Class A and Class B ordinary shares	(0.12)	(0.82)

b.      Diluted

The Company had outstanding warrants to purchase up to 10,472,858 class A shares. The weighted average of such shares was excluded from diluted net loss per share calculation since the exercise of the warrants is contingent on the occurrence of future events.

As of December 31, 2022, the Company did not have any dilutive securities or any other contracts which could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company.